FT Cboe Vest Fund of Buffer ETFs (BUFR)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
5,492,539	FT Cboe Vest U.S. Equity Buffer ETF - January (b)	$211,832,399
5,150,712	FT Cboe Vest U.S. Equity Buffer ETF - February (b)	211,642,756
5,721,860	FT Cboe Vest U.S. Equity Buffer ETF - March (b)	211,434,743
6,237,582	FT Cboe Vest U.S. Equity Buffer ETF - April (b)	211,498,317
5,268,837	FT Cboe Vest U.S. Equity Buffer ETF - May (b)	211,788,280
4,961,917	FT Cboe Vest U.S. Equity Buffer ETF - June (b)	211,526,522
5,255,964	FT Cboe Vest U.S. Equity Buffer ETF - July (b)	211,710,230
5,380,550	FT Cboe Vest U.S. Equity Buffer ETF - August (b)	211,832,253
5,427,626	FT Cboe Vest U.S. Equity Buffer ETF - September (b)	211,501,559
5,574,631	FT Cboe Vest U.S. Equity Buffer ETF - October (b)	211,501,500
5,128,252	FT Cboe Vest U.S. Equity Buffer ETF - November (b)	211,642,960
5,654,406	FT Cboe Vest U.S. Equity Buffer ETF - December (b)	211,459,517
	Total Exchange-Traded Funds	2,539,371,036
	(Cost $2,376,349,195)
MONEY MARKET FUNDS — 0.0%
377,367	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (c)	377,367
	(Cost $377,367)

	Total Investments — 100.0%	2,539,748,403
	(Cost $2,376,726,562)
	Net Other Assets and Liabilities — (0.0)%	(388,230)
	Net Assets — 100.0%	$2,539,360,173

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 2,539,371,036	$ 2,539,371,036	$ —	$ —
Money Market Funds	377,367	377,367	—	—
Total Investments	$2,539,748,403	$2,539,748,403	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Buffer ETFs (BUFR)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2023, and for the fiscal year-to-date period (September 1, 2023 to November 30, 2023) are as follows:

Security Name	Shares at 11/30/2023	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2023	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - January	5,492,539	$154,768,256	$53,949,322	$(2,714,671)	$5,607,350	$222,142	$211,832,399	$—
FT Cboe Vest U.S. Equity Buffer ETF - February	5,150,712	154,749,312	53,791,052	(1,724,421)	4,648,325	178,488	211,642,756	—
FT Cboe Vest U.S. Equity Buffer ETF - March	5,721,860	154,487,544	54,206,553	(2,876,337)	5,396,846	220,137	211,434,743	—
FT Cboe Vest U.S. Equity Buffer ETF - April	6,237,582	154,813,794	53,987,332	(2,227,254)	4,764,118	160,327	211,498,317	—
FT Cboe Vest U.S. Equity Buffer ETF - May	5,268,837	154,948,568	54,092,054	(2,025,940)	4,609,444	164,154	211,788,280	—
FT Cboe Vest U.S. Equity Buffer ETF - June	4,961,917	154,792,118	53,964,101	(1,616,259)	4,147,613	238,949	211,526,522	—
FT Cboe Vest U.S. Equity Buffer ETF - July	5,255,964	154,811,223	54,219,738	(1,615,515)	4,097,387	197,397	211,710,230	—
FT Cboe Vest U.S. Equity Buffer ETF - August	5,380,550	154,748,455	53,940,181	(1,699,116)	4,715,547	127,186	211,832,253	—
FT Cboe Vest U.S. Equity Buffer ETF - September	5,427,626	155,727,967	53,981,527	(1,922,806)	3,540,849	174,022	211,501,559	—
FT Cboe Vest U.S. Equity Buffer ETF - October	5,574,631	155,503,341	57,701,346	(1,602,125)	(262,199)	161,137	211,501,500	—
FT Cboe Vest U.S. Equity Buffer ETF - November	5,128,252	155,012,867	54,042,866	(1,610,271)	4,038,253	159,245	211,642,960	—
FT Cboe Vest U.S. Equity Buffer ETF - December	5,654,406	154,963,692	53,776,189	(3,334,943)	5,880,131	174,448	211,459,517	—
		$1,859,327,137	$651,652,261	$(24,969,658)	$51,183,664	$2,177,632	$2,539,371,036	$—

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,785,787	FT Cboe Vest U.S. Equity Deep Buffer ETF - January (b)	$60,725,508
1,658,850	FT Cboe Vest U.S. Equity Deep Buffer ETF - February (b)	60,730,996
1,818,471	FT Cboe Vest U.S. Equity Deep Buffer ETF - March (b)	60,700,562
1,916,852	FT Cboe Vest U.S. Equity Deep Buffer ETF - April (b)	60,758,841
1,718,667	FT Cboe Vest U.S. Equity Deep Buffer ETF - May (b)	60,725,146
1,647,364	FT Cboe Vest U.S. Equity Deep Buffer ETF - June (b)	60,771,258
1,717,927	FT Cboe Vest U.S. Equity Deep Buffer ETF - July (b)	60,883,333
1,758,835	FT Cboe Vest U.S. Equity Deep Buffer ETF - August (b)	60,644,631
1,712,601	FT Cboe Vest U.S. Equity Deep Buffer ETF - September (b)	60,775,757
1,704,168	FT Cboe Vest U.S. Equity Deep Buffer ETF - October (b)	60,719,506
1,612,764	FT Cboe Vest U.S. Equity Deep Buffer ETF - November (b)	60,771,367
1,723,802	FT Cboe Vest U.S. Equity Deep Buffer ETF - December (b)	60,746,782
	Total Exchange-Traded Funds	728,953,687
	(Cost $691,215,945)
MONEY MARKET FUNDS — 0.0%
104,941	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (c)	104,941
	(Cost $104,941)

	Total Investments — 100.0%	729,058,628
	(Cost $691,320,886)
	Net Other Assets and Liabilities — (0.0)%	(114,982)
	Net Assets — 100.0%	$728,943,646

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 728,953,687	$ 728,953,687	$ —	$ —
Money Market Funds	104,941	104,941	—	—
Total Investments	$729,058,628	$729,058,628	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2023, and for the fiscal year-to-date period (September 1, 2023 to November 30, 2023) are as follows:

Security Name	Shares at 11/30/2023	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2023	Dividend Income
FT Cboe Vest U.S. Equity Deep Buffer ETF - January	1,785,787	$51,100,934	$10,065,303	$(2,081,703)	$1,585,241	$55,733	$60,725,508	$—
FT Cboe Vest U.S. Equity Deep Buffer ETF - February	1,658,850	51,168,188	10,029,468	(1,907,626)	1,393,145	47,821	60,730,996	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - March	1,818,471	50,917,842	10,084,197	(1,733,114)	1,354,522	77,115	60,700,562	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - April	1,916,852	51,067,233	10,042,259	(1,719,006)	1,332,628	35,727	60,758,841	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - May	1,718,667	50,985,116	10,067,202	(1,607,697)	1,205,933	74,592	60,725,146	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - June	1,647,364	51,109,687	10,374,956	(1,598,571)	785,501	99,685	60,771,258	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - July	1,717,927	51,086,841	10,561,318	(1,597,674)	730,176	102,672	60,883,333	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - August	1,758,835	51,019,257	10,130,620	(1,603,471)	1,060,496	37,729	60,644,631	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - September	1,712,601	51,354,377	10,057,008	(1,660,061)	895,987	128,446	60,775,757	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - October	1,704,168	51,150,795	10,846,064	(1,603,826)	203,299	123,174	60,719,506	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - November	1,612,764	51,317,246	9,980,994	(1,955,085)	1,340,255	87,957	60,771,367	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - December	1,723,802	51,067,285	10,086,022	(2,225,169)	1,709,671	108,973	60,746,782	—
		$613,344,801	$122,325,411	$(21,293,003)	$13,596,854	$979,624	$728,953,687	$—

FT Cboe Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
2,992,871	FT Cboe Vest Nasdaq-100® Buffer ETF - March (b)	$75,450,278
3,253,362	FT Cboe Vest Nasdaq-100® Buffer ETF - June (b)	75,656,608
3,306,482	FT Cboe Vest Nasdaq-100® Buffer ETF - September (b)	76,115,215
3,195,498	FT Cboe Vest Nasdaq-100® Buffer ETF - December (b)	74,615,198
	Total Exchange-Traded Funds	301,837,299
	(Cost $284,446,429)
MONEY MARKET FUNDS — 0.0%
156,103	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (c)	156,103
	(Cost $156,103)

	Total Investments — 100.0%	301,993,402
	(Cost $284,602,532)
	Net Other Assets and Liabilities — (0.0)%	(44,411)
	Net Assets — 100.0%	$301,948,991

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 301,837,299	$ 301,837,299	$ —	$ —
Money Market Funds	156,103	156,103	—	—
Total Investments	$301,993,402	$301,993,402	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2023, and for the fiscal year-to-date period (September 1, 2023 to November 30, 2023) are as follows:

Security Name	Shares at 11/30/2023	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2023	Dividend Income
FT Cboe Vest Nasdaq-100® Buffer ETF - March	2,992,871	$39,040,669	$34,967,617	$(976,002)	$2,258,907	$159,087	$75,450,278	$—
FT Cboe Vest Nasdaq-100® Buffer ETF - June	3,253,362	39,186,602	35,012,482	(971,192)	2,277,567	151,149	75,656,608	—
FT Cboe Vest Nasdaq-100® Buffer ETF - September	3,306,482	39,645,727	34,887,754	(1,712,872)	3,112,764	181,842	76,115,215	—
FT Cboe Vest Nasdaq-100® Buffer ETF - December	3,195,498	39,100,627	34,848,888	(1,021,255)	1,548,152	138,786	74,615,198	—
		$156,973,625	$139,716,741	$(4,681,321)	$9,197,390	$630,864	$301,837,299	$—

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.